Acquisitions - Fair Value Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets acquired and liabilities assumed
Goodwill	$ 542,239	$ 480,065	$ 446,318	$ 336,982
Series of Individually Immaterial Business Acquisitions
Finite-Lived Intangible Assets [Line Items]
Cash paid at closing	70,984	36,577	143,038
Contingent consideration from acquisitions	1,902	4,498	13,456
Deferred payment obligations to sellers			690
Total consideration	72,745	41,075	157,184
Assets acquired and liabilities assumed
Cash		2,523	7,774
Prepaid and other current assets	5,671	1,782	4,790
Property and equipment	172	411	340
Other assets	36	84
Total identifiable assets acquired excluding goodwill	23,922	15,338	52,986
Deferred tax liability	(1,005)	(1,869)	(8,917)
Other current liabilities	(2,458)	(3,538)	(3,848)
Deferred revenues	(4,274)	(2,897)	(6,181)
Total liabilities assumed	(9,492)	(8,304)	(18,946)
Net identifiable assets acquired excluding goodwill	14,430	7,034	34,040
Goodwill	58,315	34,041	123,144
Net assets acquired	72,745	41,075	157,184
Goodwill amount expected to be deductible for tax purposes	$ 24,085	6,501
Customer relationships
Assets acquired and liabilities assumed
Weighted average useful life	7 years
Customer relationships | Series of Individually Immaterial Business Acquisitions
Assets acquired and liabilities assumed
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 8,854	6,534	27,294
Software And Technology [Member] | Series of Individually Immaterial Business Acquisitions
Assets acquired and liabilities assumed
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 2,423	9,332
Weighted average useful life		3 years
In Process Research and Development [Member] | Series of Individually Immaterial Business Acquisitions
Assets acquired and liabilities assumed
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			1,366
Non-compete agreement | Series of Individually Immaterial Business Acquisitions
Assets acquired and liabilities assumed
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 150
Weighted average useful life		5 years
Trademarks | Series of Individually Immaterial Business Acquisitions
Assets acquired and liabilities assumed
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 3,050	$ 1,431	$ 2,090
Minimum | Customer relationships | Series of Individually Immaterial Business Acquisitions
Assets acquired and liabilities assumed
Weighted average useful life		5 years
Minimum | Trademarks | Series of Individually Immaterial Business Acquisitions
Assets acquired and liabilities assumed
Weighted average useful life		5 years
Maximum | Customer relationships | Series of Individually Immaterial Business Acquisitions
Assets acquired and liabilities assumed
Weighted average useful life		7 years
Maximum | Trademarks | Series of Individually Immaterial Business Acquisitions
Assets acquired and liabilities assumed
Weighted average useful life		7 years